Allianz Life Insurance Company of North America

Stewart D. Gregg
Senior Securities Counsel
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(763) 765-2913

August 7, 2008

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549

Re:      Allianz Life Insurance Company of New York
         Allianz Life of NY Variable Account C
         File Nos. 333-143195 and 811-05716

Dear Sir/Madam:

Enclosed for filing please find the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement for the above-referenced Registrant. The purpose of this filing is to make several non-material changes.

I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Securities Act Rule 485(b).

Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

Please contact me with any questions or comments you may have concerning the enclosed. I may be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone:
(763)765-2913.


Sincerely,

Allianz Life Insurance Company of North America
By: /s/ Stewart D. Gregg
Stewart D. Gregg